Recurring Fair Value Measurements - Summary of Change in Fair Value of Warrant Liabilities (Detail) - CIK_0001819810_Genesis Park Acquisition Corp [Member] - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Changes In Fair Value Of Warrant Liabilities
Fair value at beginning balance			$ 36,549,753
Change in fair value	$ 5,062,749	$ 11,211,642	4,617,084
Fair Value at Ending balance	41,166,837	36,549,753	41,166,837
Level 3
Changes In Fair Value Of Warrant Liabilities
Fair value at beginning balance			36,549,753
Public Warrants reclassified to level 2			(17,933,496)
Change in fair value			2,569,881
Fair Value at Ending balance	$ 21,186,138	$ 36,549,753	$ 21,186,138